Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Reconciliation Between Effective Income Tax Rate And PRC Statutory Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended December 31,
	2017	2018	2019
PRC statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	(23.48%)	(15.08%)	86.99%
Effect of permanent differences	5.78%	2.55%	25.70%
Additional tax deduction for qualified research and development expenses	-	(2.68%)	(10.84%)
Effect of tax holiday*	-	-	(115.48%)
Difference in tax rate of subsidiaries outside the PRC	(4.43%)	(3.44%)	0.06%
Total	2.87%	6.35%	11.43%

Summary of Current and Deferred Portions of Income Tax Expenses

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income are as follows:

	Year Ended December 31,
	2017	2018	2019
	US$	US$	US$
Current income tax expense	224,668	1,503,504	56,898
Deferred tax expense/(benefit)	(144,092)	(1,086,380)	192,741
Income tax expense, net	80,576	417,124	249,639

Summary of Deferred Tax Assets	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2018 and 2019 are as follows:

	Year Ended December 31,
	2018	2019
	US$	US$
Deferred tax assets:
Tax loss carry-forwards	2,030,373	3,706,113
Inventory provision	137,652	66,042
Allowance for doubtful accounts	24,033	46,883
Unrealized Profit	3,719	6,473
Other deductible temporary difference	-	2,112
Total deferred tax assets	2,195,777	3,827,623
Less: Valuation allowance	(1,139,566)	(3,039,926)
Net deferred tax assets	1,056,211	787,697

Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(210,076)	(138,406)
Net deferred tax liabilities	(210,076)	(138,406)

Summary of Movement of Valuation Allowance

Movement of valuation allowance is as follows:

	Year Ended December 31,
	2017	2018	2019
	US$	US$	US$
Beginning balance	2,788,084	2,129,655	1,139,566
Current year additions	249,225	423,742	2,108,356
Reversal of valuation allowances	(907,654)	(1,413,831)	(207,996)
Ending balance	2,129,655	1,139,566	3,039,926